Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance at beginning of year	$ 33	$ 32	$ 30
Translation adjustment	(4)	1	2
Balance at end of year	$ 29	$ 33	$ 32